Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Consolidation

Basis of Consolidation

The accompanying consolidated financial statements of Pieris Pharmaceuticals, Inc. and its wholly owned subsidiaries were prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The consolidated financial statements include the accounts of all subsidiaries. All intercompany balances and transactions have been eliminated.

Reclassifications

Reclassifications

For comparability purposes, certain prior period amounts in the consolidated financial statements have been reclassified to conform to the current period’s presentation within the consolidated balance sheets and consolidated statements of cash flows.

Use of Estimates

Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the related disclosures at the date of the financial statements and during the reporting period. Significant estimates are used for, but are not limited to, revenue recognition, deferred tax assets, liabilities and valuation allowances, fair value of stock options and various accruals. Management evaluates its estimates on an ongoing basis. Actual results and outcomes could differ materially from management’s estimates, judgments and assumptions.

Foreign Currency Translation

Foreign Currency Translation

The financial statements of Pieris’ foreign subsidiaries are translated from local currency into reporting currency, which is U.S. dollars, using the current exchange rate at the balance sheet date for assets and liabilities, and the average exchange rate prevailing during the period for revenues and expenses. The functional currency for Pieris’ foreign subsidiaries is considered to be the local currency for each entity and, accordingly, translation adjustments for these subsidiaries are included in accumulated other comprehensive loss within stockholders’ equity.

Realized and unrealized gains and losses resulting from foreign currency transactions denominated in currencies other than the functional currency are reflected as other income (expense), net in the consolidated statements of operations.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in money-market funds that are highly liquid and have an original maturity of less than 90 days at the date of purchase.

The Company held $17,302 in restricted cash as of December 31, 2015. There was no restricted cash as of December 31, 2014. Such bank balances in 2015 related to prepayments received by the Company pursuant to EU grants under the EUROCALIN program (see Note 4 Revenue). These amounts were restricted to cover future obligations to members of the EUROCALIN consortium; they were not available for use by the Company.

Fair Value Measurement

Fair Value Measurement

ASC Topic 820 Fair Value Measurement defines fair value as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pieris applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement.

Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 utilizes quoted market prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

Level 3 inputs are unobservable inputs for the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

Cash equivalents recorded by Pieris consist of highly liquid money market funds and are measured at fair value on a recurring basis. These funds are classified as Level 1 because they are valued using quoted prices for the periods ended December 31, 2015 and December 31, 2014. The carrying amounts of zero and $4.8 million as of December 31, 2015 and December 31, 2014, respectively, equal the fair value of the cash equivalents.

The Company’s debt instruments are classified as Level 2. The fair value of these instruments was determined using the discounted cash flow method based on contractual cash flows and the current rate at which debt with similar terms could be issued. There are no remaining debt instruments as of December 31, 2015. The fair values for these debt instruments approximated carrying values as of December 31, 2014.

All of other current assets and current liabilities on our consolidated balance sheets approximate their respective carrying amounts.

Concentration of Credit Risk and Other Risks and Uncertainties

Concentration of Credit Risk and Other Risks and Uncertainties

Financial instruments that subject Pieris to concentrations of credit risk include cash and cash equivalents and trade accounts receivable. Pieris maintains cash and cash equivalents with various major financial institutions. Pieris maintains deposits and owns money market funds only in highly rated financial institutions to minimize the credit risk from the financial institutions. There were no money market funds held at December 31, 2015. Management periodically reviews the credit standing of these financial institutions and believes that Pieris is not exposed to significant credit risk from the institutions in which those deposits are held and through which money-market funds are owned at December 31, 2014.

As of December 31, 2015 and December 31, 2014, respectively, Pieris has no trade accounts receivable. See Note 4 Revenue, for additional information regarding Pieris’s collaboration agreements.

Pieris relies on third parties to conduct preclinical and clinical studies. If these third parties do not successfully carry out their contractual duties or meet expected deadlines, Pieris may not be able to obtain regulatory approval for Pieris´s drug candidates and Pieris’s business could be substantially impacted. Furthermore, Pieris is exposed to the risks associated with third parties formulating and manufacturing its preclinical and clinical drug supplies and any approved product candidates. The development and commercialization of any of its drug candidates could be stopped, delayed or made less profitable if those third parties fail to provide Pieris with sufficient quantities of such drug candidate or fail to do so at acceptable quality levels, including in accordance with applicable regulatory requirements and prices.

In line with such third-party risk, Pieris depends significantly on the Research and Licensing Agreement (or the “TUM License Agreement”) with Technische Universität München “TUM” or “Technical University Munich”), under which certain intellectual property rights are exclusively licensed to Pieris. In the event that the TUM License Agreement is terminated by TUM, Pieris would be significantly hampered in its efforts to develop and commercialize, as well as to sub-license, the drug candidates covered by such exclusive license.

Trade Accounts Receivable

Trade Accounts Receivable

Trade accounts receivable are recorded net of allowances for doubtful accounts and represent amounts due from third parties and collaboration partners. Management monitors and evaluates collectability of receivables on an ongoing basis and considers whether an allowance for doubtful accounts is necessary. Management determined that no such reserve is needed as of December 31, 2015 and 2014 as there were no accounts receivables on the consolidated balance sheets. Historically, Pieris has not had collectability issues with third parties and collaboration partners.

Property and Equipment

Property and Equipment

Property and equipment are recorded at acquisition cost, less accumulated depreciation and impairment. Depreciation on property and equipment is calculated using the straight-line method over the remaining estimated useful lives of the assets. Maintenance and repairs to these assets are charged to expenses as occurred. The estimated useful life of the different groups of property and equipment is as follows:

Asset Classification	Estimated useful life (in years)
Leasehold improvements	shorter of useful life or remaining life of the lease
Laboratory equipment	1 - 14
Office and computer equipment	1 - 15

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Pieris reviews its long-lived assets to be held and used for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Pieris evaluates the realizability of its long-lived assets based on profitability and cash flow expectations for the related asset. Any write-downs are treated as permanent reductions in the carrying amount of the assets. Pieris believes that, as of each of the balance sheets presented, none of Pieris’ long-lived assets were impaired.

Revenue Recognition

Revenue Recognition

Pieris has entered into several licensing and development agreements with collaboration partners for the development of Anticalin® therapeutics against a variety of targets in diseases and conditions. The terms of these agreements contain multiple elements and deliverables, which may include (i) licenses, or options to obtain licenses, to Pieris’s Anticalin technology and (ii) research activities to be performed on behalf of the collaborative partner. Payments to Pieris under these agreements may include upfront fees (which include license and option fees), payments for research activities, payments based upon the achievement of certain milestones and royalties on product sales. There are no performance, cancellation, termination or refund provisions in any of the arrangements that could result in material financial consequences to Pieris. Pieris follows the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605-25, Revenue Recognition—Multiple-Element Arrangements and ASC Topic 605-28, Revenue Recognition—Milestone Method in accounting for these agreements.

Multiple-Element Arrangements

Multiple-Element Arrangements

When evaluating multiple-element arrangements, Pieris identifies the deliverables included within the agreement and evaluates which deliverables represent separate units of accounting based on whether the delivered element has stand-alone value to the collaborator or if the arrangement includes a general right of return for delivered items.

The consideration received is allocated among the separate units of accounting using the relative selling price method, and the applicable revenue recognition criteria are applied to each of the separate units of accounting. Pieris has used best estimate of selling price methodology to estimate the selling price for licenses and options to acquire additional licenses to its proprietary technology because Pieris does not have Vendor Specific Objective Evidence or Third Party Evidence of selling price for these deliverables. To determine the estimated selling price of a license to its proprietary technology, Pieris considers market conditions as well as entity-specific factors, including those factors contemplated in negotiating the agreements, terms of previous collaborative agreements, similar agreements entered into by third parties, market opportunity, estimated development costs, probability of success and the time needed to commercialize a product candidate pursuant to the license. In validating Pieris’s best estimate of selling price, Pieris evaluates whether changes in the key assumptions used to determine the best estimate of selling price will have a significant effect on the allocation of arrangement consideration among multiple deliverables.

Pieris typically receives upfront, nonrefundable payments when licensing its intellectual property in conjunction with a research and development agreement. In determining the units of accounting, management evaluates whether the license has stand-alone value from the undelivered elements to the collaborative partner based on the consideration of the relevant facts and circumstances for each arrangement. Factors considered in this determination include the stage of development of the license delivered, research capabilities of the partner and the availability of Anticalin® technology research expertise in the general marketplace.

When management believes the license to its intellectual property does not have stand-alone value from the other deliverables to be provided in the arrangement, Pieris generally recognizes revenue attributable to the license on a straight-line basis over Pieris’s contractual or estimated performance period, which is typically the term of Pieris’s research and development obligations. When management believes the license to its intellectual property has stand-alone value, Pieris recognizes revenue attributed to the license upon delivery. The periods over which revenue should be recognized are subject to estimates by management and may change over the course of the research and development agreement. Such a change could have a material impact on the amount of revenue Pieris records in future periods.

The accounting treatment for options granted to collaborators is dependent upon the nature of the option granted to the collaborative partner. Options are considered substantive if, at the inception of an agreement, Pieris is at risk as to whether the collaborative partner will choose to exercise the options to secure additional licenses. Factors that are considered in evaluating whether options are substantive include the overall objective of the arrangement, the benefit the collaborator might obtain from the agreement without exercising the options, the cost to exercise the options relative to the total upfront consideration, and the additional financial commitments or economic penalties imposed on the collaborator as a result of exercising the options.

In arrangements where options to obtain additional licenses are considered substantive, Pieris determines whether the optional licenses are priced at a significant and incremental discount. If the prices include a significant and incremental discount, the option is considered a deliverable in the arrangement. However, if not priced at a discount, the elements included in the arrangement are considered to be only the non-contingent elements. When a collaborator exercises an option to acquire an additional license, the exercise fee that is attributed to the additional license and any incremental discount allocated at inception are recognized in a manner consistent with the treatment of up-front payments for licenses (i.e., license and research services). In the event an option expires un-exercised, any incremental discounts deferred at the inception of the arrangement are recognized into revenue upon expiration. For options that are non-substantive, the additional licenses to which the options pertain are considered deliverables upon inception of the arrangement, and Pieris applies the multiple-element revenue recognition criteria to determine accounting treatment. All of Pieris’s agreements with options have been determined to include substantive options.

Payments or reimbursements resulting from Pieris’s research and development efforts in multi-element arrangements in which Pieris’s research and development efforts are considered deliverable are recognized as the services are performed and are presented on a gross basis so long as there is persuasive evidence of an arrangement, the fee is fixed or determinable, and collection of the related receivable is reasonably assured. Amounts received prior to satisfying the above revenue recognition criteria are recorded as deferred revenue in the accompanying balance sheets.

Milestone Payments and Royalties

Milestone Payments and Royalties

At the inception of each agreement that includes milestone payments, Pieris evaluates whether each milestone is substantive and at risk to both parties on the basis of the contingent nature of the milestone. This evaluation includes an assessment of whether (a) the consideration is commensurate with either (1) the entity’s performance to achieve the milestone, or (2) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from the entity’s performance to achieve the milestone, (b) the consideration relates solely to past performance and (c) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. Pieris evaluates factors such as the scientific, regulatory, commercial and other risks that must be overcome to achieve the respective milestone, the level of effort and investment required to achieve the respective milestone and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment.

Pieris aggregates milestones into four categories (i) research milestones, (ii) development milestones, (iii) commercial milestones and (iv) sales milestones. Research milestones are typically achieved upon reaching certain success criteria as defined in each agreement related to developing an Anticalin® protein against the specified target. Development milestones are typically reached when a compound reaches a defined phase of clinical research or passes such phase, or upon gaining regulatory approvals. Commercial milestones are typically achieved when an approved pharmaceutical product reaches the status for commercial sale or certain defined levels of net sales by the licensee, such as when a product first achieves global sales or annual sales of a specified amount. Sales milestones are typically achieved when an approved pharmaceutical product exceed net sales as defined in each agreement.

For revenues from research, development and sales milestone payments, if the milestones are deemed substantive and the milestone payments are nonrefundable, such amounts are recognized entirely upon successful accomplishment of the milestones. Milestones that are not considered substantive are accounted for as license payments and recognized on a straight-line basis over the period of performance. To date, Pieris has determined all milestones are substantive. Revenues from commercial milestone payments are accounted for as royalties and are recorded as revenue upon achievement of the milestone, assuming all other revenue recognition criteria are met. Royalty payments are recognized in revenues based on the timing of royalty payments earned in accordance with the agreements, which typically is the period when the relevant sales occur, assuming all other revenue recognition criteria are met.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that all conditions will be complied with and the grant will be received. As the government grants generally represent subsidies for specified activities, they are recognized when earned as revenue from grants.

Funds received that are not related to research and development expenses that have already been incurred, such as the EUROCALIN grant, are recorded as deferred revenue until such time that the related expenses have been incurred by Pieris or by one of the other members of the EUROCALIN consortium. At the time eligible expenses are incurred, the applicable portion of deferred revenue according to the respective funding rates is recorded as revenue from grants.

Research and Development

Research and Development

Research and development costs are charged to expense as incurred. Research and development expenses consist of expenses incurred in performing research and development activities which are directly attributable to the creation of Pieris’s Anticalin® class of biotherapeutics, including salaries and benefits; overhead expenses, including facilities expenses; materials and supplies; preclinical expenses; clinical trial and related clinical manufacturing expenses; depreciation of equipment; contract services; and other outside expenses. Legal fees incurred for patent application costs have been charged to expense and reported in research and development expenses.

Income Taxes

Income Taxes

The Company applies ASC 740—Income Taxes, which established financial accounting and reporting requirements for the effects of income taxes that result from the Company’s activities during the current and preceding years. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating losses and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted statutory tax rates expected to apply to taxable income in the jurisdictions and years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

From time to time the Company may receive tax credits in the form of cash in our Australian jurisdiction, irrespective of a tax liability. When a tax credit is due to us it is our policy to have that flow through operating expenses in the consolidated statements of operations, as this was where the original expense was recorded.

Stock-based Compensation

Stock-based Compensation

Pieris measures share-based payments in accordance with ASC Topic 718, Stock Compensation. Pieris records its stock-based compensation expense over the requisite service period. Determining the appropriate fair value model and related assumptions requires judgment, including estimating share price volatility and expected terms of the awards. For employee options, the fair value measurement date is generally on the date of grant and the related compensation expense is recognized on a straight-line basis over the requisite period of the awards, less expense for estimated forfeitures.

The Company uses the Black-Scholes option pricing model to determine the estimated fair value for stock-based awards. Option-pricing models require the input of various subjective assumptions, including the option’s expected life, expected dividend yield, price volatility, risk free interest rate and forfeitures of the underlying stock. Accordingly, the weighted-average fair value of the options granted during the years ended December 31, 2015 and 2014 was $1.87 and $1.30, respectively based on the following assumptions:

	Years Ended December 31,
	2015	2014
Risk free interest rate	1.47%-1.89%	1.77%
Expected term	5.0 – 6.1 years	5.6 – 5.8 years
Dividend yield	—	—
Expected volatility	72.65%-75.07%	74.66%

Expected volatility rates are based on historical volatility of the common stock of comparable publicly traded entities, and other factors due to the lack of historic information of the Company’s common stock. The expected life of stock-based options is the period of time for which the stock-based options are expected to be outstanding. Given the lack of historic exercise data, the expected life is determined using the “simplified method” which is defined as the midpoint between the vesting date and the end of the contractual term. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company assesses the forfeiture rate on an annual basis and revises the rate when deemed necessary. Refer to Note 9 Stock-Based Compensation, for further information.

Pieris recorded stock-based compensation expense of $1.2 million and $0.6 million for the years ended December 31, 2015 and 2014, respectively.

Total stock-based compensation expense was recorded in operating expenses based upon the functional responsibilities of the individuals holding the respective options as follows:

	Years Ended December 31,
	2015	2014
Research and development	$379,066	$7,623
General and administrative	785,567	563,759

Total stock-based compensation	$1,164,633	$571,382

Warrants to Purchase Common Stock

Warrants to Purchase Common Stock

Outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity awards. Pieris measures the fair value of the awards using the Black-Scholes option pricing model as of the measurement date using assumptions that are based on the individual characteristics of the warrants on the valuation date, as well as assumptions for future events, expected volatility, expected life, yield, and risk-free interest rate. Issued warrants are recorded at fair value as a reduction in additional paid-in capital of the common stock issued. Refer to Note 11 Warrants for further information.

Contingencies

Contingencies

Accruals are recorded for loss contingencies when it is probable that a liability has been incurred and the amount of the related loss can be reasonably estimated. Pieris evaluates, on a quarterly basis, developments in legal proceedings and other matters that could cause an increase or decrease in the amount of the liability that has been accrued previously. Considering facts known at the time of the assessment, Pieris determines whether potential losses are considered reasonably possible or probable and whether they are estimable. Based upon this assessment, Pieris carries out an evaluation of disclosure requirements and considers possible accruals in the financial statements.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise where separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions on how to allocate resources and asses performance. Pieris operates as a single segment dedicated to the discovery and development of biotechnological applications and the Company’s chief operating decision maker (“CODM”) makes decisions based on the Company as a whole. The Company has determined that it’s CODM is its CEO.

Net Loss per Common Share

Net Loss per Common Share

Basic net loss per share was determined by dividing net loss by the weighted average common shares outstanding during the period. Diluted net loss per share was determined by dividing net loss by diluted weighted average shares outstanding. Diluted weighted average shares reflect the dilutive effect, if any, of common stock options based on the treasury stock method.

For all financial statement periods presented the number of basic and diluted weighted average shares outstanding was the same because any increase in the number of shares of common stock equivalents for any period presented would be antidilutive based on the net loss for the period.

Shares to be issued upon the exercise of the outstanding options and warrants excluded from the loss per share calculation amounted to 2.6 million for the year ended December 31, 2015 because the awards were anti-dilutive. There were no shares to be issued upon the exercise of the outstanding options and warrants excluded from the loss per share calculation for the year ended December 31, 2014.

Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss

Changes to accumulated other comprehensive income as of December 31, 2015 were as follows:

	Foreign Currency Translation Adjustment	Accumulated Other Comprehensive Income
Balance—December 31, 2013	$(956,273)	$(956,273)
Current period other comprehensive loss	113,176	113,176
Balance—December 31, 2014	(843,097)	(843,097)
Current period other comprehensive loss	(429,477)	(429,477)

Balance—December 31, 2015	$(1,272,574)	$(1,272,574)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Adopted Standards for current period

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”(ASU 2015-17). The amendments in ASU 2015-17 eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. This guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company does not believe this ASU will have a material impact on its financial statements. The Company has decided to early adopt ASU 2015-17 as of December 31, 2015 and is reflected in our income tax footnote (refer to Note 6—Income taxes). As a result of the early adoption of ASU 2015-17 the deferred tax assets reported in 2014 were netted. The overall impact to this adoption was not material to the overall financial statements.

Standards not yet adopted

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” (ASU 2014-09) which provides guidance for revenue recognition. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASU 2014-09 is effective for the Company beginning January 1, 2018, and at that time the Company may adopt the new standard under the full retrospective approach or the modified retrospective approach. Early adoption is not permitted. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements and related disclosures.

In June 2015, the FASB issued ASU No. 2015-10, “Technical Corrections and Improvements” (ASU 2015-10). The amendments in ASU 2015-10 represent changes to clarify the FASB Accounting Standards Codification (the “Codification”), correct unintended application of guidance, or make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. In addition, some of the amendments are intended to make the Codification easier to understand and easier to apply by eliminating inconsistencies, providing needed clarifications, and improving the presentation of guidance in the Codification. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The Company does not believe this ASU will have an impact on its financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. Under the amendments in ASU 2016-02 lessees will be required to recognize (i) a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term for all leases (with the exception of short-term leases) at the commencement date. This guidance is effective for fiscal years beginning after December 15, 2019 including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the potential impact the adoption of this standard will have on its financial statements and related disclosures.

Pieris has considered other recent accounting pronouncements and concluded that they are either not applicable to the business, or that the effect is not expected to be material to the unaudited condensed consolidated financial statements as a result of future adoption.